Critical Accounting Estimates and Judgments - Summary of Probability Weightings of Each Scenario (Detail)	12 Months Ended
Mar. 31, 2024
Upside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	20.00%
Base [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	60.00%
Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	13.00%
Severe Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	7.00%